Financial Instruments and Financial Risk Management (Details Textual) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Financial Risk Management (Textual)
Description of functional currency	The Company's Functional Currency had depreciated by 5% against the U.S. dollar.
Other variables had remained constant	₪ 596,000	₪ 350,000